United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Emerging Markets Fixed Income Core Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds – 38.8%
		Banking – 4.4%
3,000,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	3,307,500
1,500,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,551,026
4,000,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	4,620,000
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	2,020,000
3,000,000	[1,2]	Banco Internacional del Peru, Sr. Unsecd. Note, Series 144A, 5.75%, 10/7/2020	3,029,312
2,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	2,019,362
2,500,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 2/1/2017	2,587,500
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,003,050
4,000,000	[1,2]	ICICI Bank Ltd./Dubai, Sr. Unsecd. Note, Series 144A, 4.75%, 11/25/2016	3,962,300
3,500,000		Korea Development Bank, Sr. Unsecd. Note, 3.50%, 8/22/2017	3,537,053
3,500,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	3,668,268
1,600,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,637,417
		TOTAL	33,942,788
		Broadcast Radio & TV – 1.1%
3,150,000		Grupo Televisa S.A., 6.625%, 3/18/2025	3,828,600
3,800,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	5,064,323
		TOTAL	8,892,923
		Building & Development – 0.3%
2,000,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	2,075,000
		Building Materials – 1.0%
3,235,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	3,412,925
4,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	4,025,295
		TOTAL	7,438,220
		Cable & Wireless Television – 0.6%
4,250,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.50%, 1/27/2020	5,025,567
		Capital Goods — Aerospace & Defense – 0.3%
2,400,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	2,668,244
		Chemicals & Plastics – 1.1%
3,700,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	3,888,958
4,000,000	[1,2]	Sociedad Quimica Y Minera de Chile, Note, Series 144A, 5.50%, 4/21/2020	4,341,644
		TOTAL	8,230,602
		Conglomerate – 0.9%
6,100,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	6,725,250
		Construction & Engineering – 0.5%
3,200,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	3,528,000
		Consumer Non-Cyclical — Food/Beverage – 0.9%
6,900,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	7,161,164
		Container & Glass Products – 0.7%
5,400,000		Vitro SA, Note, 11.75%, 11/1/2013	3,753,000
2,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,390,000
		TOTAL	5,143,000
		Finance – 0.3%
2,000,000		DTEK Finance BV, Sr. Unsecd. Note, Series REGS, 9.50%, 4/28/2015	2,000,000

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	515,823
		TOTAL	2,515,823
		Materials – 0.5%
3,500,000	[1,2]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	3,904,287
		Metals & Mining – 1.3%
5,000,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	5,406,250
3,850,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,756,233
		TOTAL	10,162,483
		Mortgage Banks – 0.6%
4,425,000	[1,2]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.25%, 4/14/2015	4,701,563
		Oil & Gas – 14.1%
5,000,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.50%, 7/1/2017	5,625,000
6,550,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	8,222,937
3,816,498		Gazprom International SA, Series REGS, 7.201%, 2/1/2020	4,174,295
10,850,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	13,454,000
4,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	4,032,500
6,300,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/1/2041	6,504,750
3,000,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	3,288,750
3,800,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	3,992,908
2,127,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	2,329,065
1,150,000	[1,2]	Pertamina PT, Note, Series 144A, 5.25%, 5/23/2021	1,233,375
1,000,000	[1,2]	Pertamina PT, Sr. Unsecd. Note, Series 144A, 6.50%, 5/27/2041	1,117,500
5,300,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	6,512,004
4,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	5,244,743
34,000,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.50%, 11/2/2017	31,195,000
1,600,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,830,108
4,650,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/3/2019	5,837,199
2,625,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	2,688,386
2,100,000	[1,2]	TNK-BP Finance SA, Company Guarantee, Series 144A, 7.25%, 2/2/2020	2,352,000
		TOTAL	109,634,520
		Paper Products – 0.8%
2,000,000	[1,2]	Fibria Overseas Finance, Company Guarantee, Series 144A, 6.75%, 3/3/2021	1,980,000
3,709,000	[1,2]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	3,889,814
		TOTAL	5,869,814
		Pharmaceuticals – 0.5%
4,000,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	3,900,000
		Real Estate – 0.6%
4,000,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	4,256,413
		Telecommunications & Cellular – 3.1%
1,800,000		America Movil S.A.B. de C.V., Company Guarantee, Series WI, 5.00%, 10/16/2019	2,050,769
1,300,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,326,000
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,450,000
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,725,000
3,300,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	3,382,729
1,800,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,833,008
2,600,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	2,723,500
4,500,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.00%, 10/1/2017	4,713,750

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
3,200,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/1/2022	3,153,600
		TOTAL	24,358,356
		Utilities – 5.2%
3,600,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	3,787,938
1,000,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,172,500
1,000,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,057,936
6,400,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.75%, 2/14/2042	6,345,177
1,500,000	[1,2]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	1,500,000
4,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	4,205,000
5,400,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	5,470,200
6,010,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	7,377,275
4,750,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	6,127,500
2,800,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.25%, 5/27/2019	3,500,000
		TOTAL	40,543,526
		TOTAL CORPORATE BONDS (IDENTIFIED COST $283,705,920)	300,677,543
		TRADE FINANCE AGREEMENT – 0.1%
1,405,505	[3]	Carolbrl, 4.484%, 12/31/2017 (IDENTIFIED COST $1,382,524)	721,023
		Governments/Agencies – 58.9%
		Sovereign – 58.9%
7,150,000		Argentina, Government of, Bond, 0.785%, 8/3/2012	880,880
63,983,000		Argentina, Government of, Note, 0.044%, 12/15/2035	8,701,688
21,442,329		Argentina, Government of, Note, 8.28%, 12/31/2033	16,939,440
240		Argentina, Government of, Sr. Unsecd. Note, 12.00%, 12/15/2035	32
13,723,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	13,311,310
3,200,000		Belize, Government of, Unsub., 8.50%, 2/20/2029	1,480,000
4,000,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	6,150,000
6,000,000		Brazil, Government of, Note, 8.00%, 1/15/2018	7,197,000
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,762,500
6,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	7,986,000
7,400,000		Colombia, Government of, 7.375%, 9/18/2037	10,371,100
3,500,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	4,299,750
3,100,000		Colombia, Government of, Note, 7.375%, 1/27/2017	3,828,500
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,535,250
3,100,000	[1,2]	Egypt, Government of, Note, 144A, 6.875%, 4/30/2040	2,619,500
1,750,000	[1,2]	Guatemala, Government of, Note, 144A, 9.25%, 8/1/2013	1,894,375
3,000,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	2,827,500
3,500,000	[1,2]	Indonesia, Government of, 144A, 8.50%, 10/12/2035	5,250,000
14,700,000		Indonesia, Government of, 6.625%, 2/17/2037	18,338,250
10,000,000		Indonesia, Government of, 7.75%, 1/17/2038	14,100,000
5,300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, 144A, 11.625%, 3/4/2019	7,989,750
5,300,000	[1,2]	Lithuania, Government of, 144A, 6.625%, 2/1/2022	5,697,500
2,800,000	[1,2]	Lithuania, Government of, Bond, 144A, 7.375%, 2/11/2020	3,153,640
10,258,000		Panama, Government of, 6.70%, 1/26/2036	13,366,174
13,095,000		Peru, Government of, 6.55%, 3/14/2037	16,597,912
4,620,000		Peru, Government of, Bond, 7.35%, 7/21/2025	6,232,380
2,650,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	3,044,188
10,000,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	12,512,500

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
3,900,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 7/15/2019	4,563,000
12,730,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	17,580,130
9,000,000	[1,2]	Russia, Government of, Bond, 144A, 5.00%, 4/29/2020	9,630,000
49,031,200		Russia, Government of, Unsub., 7.50%, 3/31/2030	58,469,706
3,700,000		South Africa, Government of, Bond, 5.50%, 3/9/2020	4,204,125
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 5/27/2019	2,198,250
2,000,000		Sri Lanka, Government of, Note, 7.40%, 1/22/2015	2,090,000
2,690,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 6.25%, 10/4/2020	2,622,750
10,000,000		Turkey, Government of, 6.75%, 5/30/2040	10,750,000
10,070,000		Turkey, Government of, 6.875%, 3/17/2036	11,001,475
6,650,000		Turkey, Government of, 7.00%, 9/26/2016	7,448,000
16,320,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	16,972,800
9,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	11,081,750
600,000		Ukraine, Government of, Bond, 7.65%, 6/11/2013	596,250
26,400,000		United Mexican States, Note, 5.125%, 1/15/2020	30,162,000
12,910,000		United Mexican States, 6.75%, 9/27/2034	16,847,550
12,600,000		United Mexican States, Sr. Unsecd. Note, 5.95%, 3/19/2019	15,082,200
3,600,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	4,919,400
7,400,000		Venezuela, Government of, 10.75%, 9/19/2013	7,733,000
29,150,000		Venezuela, Government of, 9.375%, 1/13/2034	25,287,625
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $408,145,179)	457,307,130
		MUTUAL FUND – 0.5%
3,902,282	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	3,902,282
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $697,135,905)[6]	762,607,978
		OTHER ASSETS AND LIABILITIES – NET — 1.7%[7]	13,229,973
		TOTAL NET ASSETS — 100%	$775,837,951
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $187,635,357, which represented 24.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2012, these liquid restricted securities amounted to $187,635,357, which represented 24.2% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holding.
5	7-Day net yield.
6	At February 29, 2012, the cost of investments for federal tax purposes was $693,718,864. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $68,889,114. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $78,303,767 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,414,653.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$300,677,543	$ —	$300,677,543
Trade Finance Agreement	—	—	721,023[1]	721,023
Governments/Agencies	—	457,307,130	—	457,307,130
Mutual Fund	3,902,282	—	—	3,902,282
TOTAL SECURITIES	$3,902,282	$757,984,673	$721,023	$762,607,978
1.	Includes $723,132 of a security transferred from Level 2 to Level 3 because the Adviser determined that this security more appropriately meets the definition of Level 3. Transfer shown represents the value of the security at the beginning of the period.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Trade Finance Agreement
Balance as of December 1, 2011	$0
Change in unrealized appreciation (depreciation)	(2,109)
Transfers into Level 3	723,132
Balance as of February 29, 2012	$721,023
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 29, 2012	$(2,109)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012